Note 28 - Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of other provisions [text block]
Reconciliation of site restoration provision	2020	2019

Balance January 1	3,346	3,309
Unwinding of discount	2	20
Change in estimate - adjustment capitalised in Property, plant and equipment	219	17
Balance December 31	3,567	3,346